Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

The following table provides a summary of changes in asset retirement obligations:

	Year Ended December 31,
thousands	2012	2011
Carrying amount of asset retirement obligations at beginning of year	$64,345	$45,269
Liabilities incurred	9,414	15,462
Liabilities settled	(786)	(133)
Accretion expense	4,270	3,791
Revisions in estimated liabilities	(10,520)	(44)
Carrying amount of asset retirement obligations at end of year	$66,723	$64,345

Revisions in estimated liabilities for the year ended December 31, 2012, related primarily to the change in the estimated timing of settling the Partnership's asset retirement obligations at the Wattenberg system. The liabilities incurred for the year ended December 31, 2012, represented the increase in asset retirement obligations primarily related to the capital expansion at the Wattenberg system.

Revisions in estimated liabilities for the year ended December 31, 2011, related primarily to a decrease in the inflation rate. The liabilities incurred for the year ended December 31, 2011, represented the increase in asset retirement obligations primarily related to the acquisition of the Platte Valley assets (see Note 2).